AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2011

                                                              FILE NO. 033-36962
                                                              FILE NO. 811-06175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 67 ☒

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 69 ☒

ECLIPSE FUNDS INC.
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. Eclipse Funds Inc. 169 Lackawanna Avenue Parsippany, NJ 07054	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on __________, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on __________, pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on __________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 67 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 18th day of March, 2011.

ECLIPSE FUNDS INC. By: /s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 18, 2011.

SIGNATURE	TITLE

President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Director and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Director
John Y. Kim

/s/ Alan R. Latshaw*	Director
Alan R. Latshaw

/s/ Peter Meenan*	Director
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Director
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
Richard S. Trutanic

/s/ Roman L. Weil*	Director
Roman L. Weil

/s/ John A. Weisser*	Director
John A. Weisser

Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: ________________________________________
J. Kevin Gao
As Attorney-in-Fact

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase